Restatement of current year financial statements	12 Months Ended
Mar. 31, 2024
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Restatement of current year financial statements

32.	Restatement of current year financial statements

As described in Note 1 and detailed below, the Group identified certain misstatements in the historical presentation of the consolidated statement of financial position and the consolidated statement of cash flows. These adjustments were made to ensure:

(a)	the classification of the investment in unquoted shares;

(b)	the recognition of the patent license agreement in intangible assets; and

(c)	the classification of the investment in an associate

The effects of the restatements to the amounts presented in the consolidated statement of financial position and the consolidated statement of cash flow are summarised as below.

	As previously	Adjustments			As
	stated	(a)	(b)	(c)	restated

Consolidated statement of financial position as at 30 March 2024
Non-Current Assets
Intangible assets	143,185	-	694,618	-	837,803
Other investments	-	1,492,955	-	(1,492,955)	-
Investment in associates	5,101	-	-	1,501,543	1,506,644

Current Assets
Other receivables, deposits and prepayments	1,727,828	(1,492,955)	-	-	234,873

Current Liabilities
Other payables and accruals	400,368	-	555,695	-	956,063
Amount due to directors	3,471,788	-	138,923	-	3,610,711

Capital and Reserves
Accumulated losses	(8,660,408)	-	-	8,742	(8,651,666)
Foreign translation reserve	(245,557)	-	-	(154)	(245,711)
Consolidated statement of profit or loss and other comprehensive income for the financial year ended 30 March 2024
Share result of associate	(5,321)	-	-	8,742	3,421

Other comprehensive loss, net of income tax
Foreign currency translation, representing other comprehensive loss for the financial year	(121,144)	-	-	(154)	(121,298)

	As previously	Adjustments			As
	stated	(a)	(b)	(c)	restated

Consolidated statement of cash flows for the financial year ended 31 March 2024
Cash flows used in operating activities
Loss before tax	(2,407,317)	-	-	8,742	(2,398,575)
Adjustments for:
Share of results of associates	5,321	-	-	(8,742)	(3,421)

Change in working capital
Decrease in other receivables, deposits and prepayments	(1,467,360)	1,492,955	-	-	25,595

Cash flows used in investing activities
Investment in unquoted shares	-	(1,492,955)	-	1,492,955	-
Investment in an associate	-	-	-	(1,492,955)	(1,492,955)